Mar Vista Strategic Growth Fund
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 94.1%	Shares	Value
COMMUNICATION SERVICES - 7.9%
Entertainment - 3.8%
Walt Disney Co.	24,302	2,334,207
		$–
Interactive Media & Services - 4.1%
Alphabet, Inc. - Class C(a)	18,102	2,566,864
		4,901,071

CONSUMER DISCRETIONARY- 8.9%
Broadline Retail - 4.6%
Amazon.com, Inc.(a)	18,387	2,853,663
		$–
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	10,077	937,463
		$–
Textiles, Apparel & Luxury Goods - 2.8%
NIKE, Inc. - Class B	16,908	1,716,669
		5,507,795

CONSUMER STAPLES- 3.1%
Beverages - 3.1%
PepsiCo, Inc.	11,345	1,911,973

FINANCIALS- 8.7%
Capital Markets - 2.3%
Moody's Corp.(b)	3,653	1,432,122
		$–
Financial Services - 6.4%
Berkshire Hathaway, Inc. - Class B(a)	4,253	1,632,046
Visa, Inc. - Class A(b)	8,466	2,313,420
		3,945,466
		5,377,588

HEALTH CARE- 9.3%
Life Sciences Tools & Services - 5.5%
Danaher Corp.	8,092	1,941,352
Mettler-Toledo International, Inc.(a)	1,255	1,502,473
		3,443,825
Pharmaceuticals - 3.8%
Johnson & Johnson	14,566	2,314,537
		5,758,362

INDUSTRIALS- 15.8%
Aerospace & Defense - 6.9%
HEICO Corp.(b)	7,163	1,286,403
TransDigm Group, Inc.(b)	2,697	2,946,958
		4,233,361
Air Freight & Logistics - 2.9%
GXO Logistics, Inc.(a)(b)	33,059	1,797,749
		$–
Commercial Services & Supplies - 1.0%
Veralto Corp.	8,041	616,664
		$–
Industrial Conglomerates - 2.5%
Honeywell International, Inc.	7,713	1,560,031
		$–
Machinery - 2.5%
Fortive Corp.	19,959	1,560,395
		9,768,199

INFORMATION TECHNOLOGY- 37.5%(c)
Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp. - Class A	18,245	1,844,570
		$–
Semiconductors & Semiconductor Equipment - 6.6%
Analog Devices, Inc.	10,596	2,038,247
Microchip Technology, Inc.	23,632	2,012,974
		4,051,221
Software - 24.9%
Adobe, Inc.(a)	4,002	2,472,355
Intuit, Inc.	2,432	1,535,395
Microsoft Corp.	9,601	3,817,165
Oracle Corp.	16,592	1,853,326
Roper Technologies, Inc.	2,297	1,233,489
Salesforce, Inc.(a)	8,084	2,272,331
SAP SE - ADR(b)	12,430	2,151,633
		15,335,694
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	9,993	1,842,709
		23,074,194

MATERIALS- 2.9%
Chemicals - 2.9%
Linde PLC	4,449	1,801,089
TOTAL COMMON STOCKS (Cost $29,114,229)		58,100,272

REAL ESTATE INVESTMENT TRUSTS - 3.7%
Specialized REITs - 3.7%
American Tower Corp.	11,635	2,276,388
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,894,205)		2,276,388

SHORT-TERM INVESTMENTS - 18.2%
Investments Purchased with Proceeds from Securities Lending - 16.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.46%(c)	10,105,042	10,105,042

Money Market Funds - 1.8%
First American Treasury Obligations Fund - Class X, 5.23%(c)	1,087,347	1,087,347
TOTAL SHORT-TERM INVESTMENTS (Cost $11,192,389)		11,192,389

TOTAL INVESTMENTS - 116.0% (Cost $42,200,823)		$71,569,049
Liabilities in Excess of Other Assets - (16.0)%		(9,893,390)
TOTAL NET ASSETS - 100.0%		$61,675,659

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $9,812,104 which represented 15.9% of net assets.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Summary of Fair Value Measurements at January 31, 2024 (Unaudited)
    The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs, are not available, are representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of January 31, 2024:

Mar Vista Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$58,100,272	$–	$–	$58,100,272
Real Estate Investment Trusts	2,276,388	–	–	2,276,388
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	10,105,042
Money Market Funds	1,087,347	–	–	1,087,347
Total Assets	$61,464,007	$–	$–	$71,569,049

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.